Contingent Liabilities - Additional Information (Detail) kr in Millions, $ in Millions	Dec. 31, 2018 SEK (kr)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 SEK (kr)
Contingent liability for guarantees [member]
Disclosure of Contingent Liabilities [Line Items]
Guarantees of loans to other companies	kr 26		kr 24
Financial guarantee for third parties	kr 42		kr 80
Eastern District of Texas [member]
Disclosure of Contingent Liabilities [Line Items]
Amount of damage in one lawsuits | $		$ 43
Number of patents infringed	10	10